Statement of Reconciliation of Cash, Cash Equivalents and Restricted Cash - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 6,911,592	$ 1,301,124
Restricted cash in banks	15,233,933
Total Assets	$ 22,145,525	$ 1,301,124	$ 1,179,878	$ 4,193,190